Document and Entity Information	Feb. 02, 2022
Cover [Abstract]
Entity Registrant Name	MID PENN BANCORP INC
Amendment Flag	false
Entity Central Index Key	0000879635
Document Type	8-K
Document Period End Date	Feb. 02, 2022
Entity Incorporation State Country Code	PA
Entity File Number	1-13677
Entity Tax Identification Number	25-1666413
Entity Address, Address Line One	2407 Park Drive
Entity Address, City or Town	Harrisburg
Entity Address, State or Province	PA
City Area Code	1.866
Local Phone Number	642.7736
Entity Address, Postal Zip Code	17061
Security 12b Title	Common Stock, $1.00 par value per share
Trading Symbol	MPB
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false